Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
Loans' outstanding amounts

Navios Holdings borrowings	December 31,	December 31,
	2014	2013
Commerzbank A.G. ($240,000)	$59,216	$66,086
Loan Facility Credit Agricole ($40,000)	23,702	26,112
Loan Facility Credit Agricole ($23,000)	17,479	18,841
Loan Facility Credit Agricole ($23,000)	17,950	19,350
Loan Facility DVB Bank SE ($72,000)	63,339	36,801
Loan Facility Credit Agricole ($22,500)	20,812	11,250
Loan Facility DVB ($40,000)	35,625	39,125
Alpha Bank ($31,000)	31,000	—
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,269,123	$1,217,565

Navios Logistics borrowings	December 31,	December 31,
	2014	2013
2019 Logistics Senior Notes	$—	$290,000
2022 Logistics Senior Notes	375,000	—
Other long-term loans	459	528
Total Navios Logistics borrowings	$375,459	$290,528

Total	December 31,	December 31,
	2014	2013
Total borrowings	$1,644,582	$1,508,093
Plus: unamortized premium	—	3,156
Less: current portion	(24,186)	(19,261)
Total long-term borrowings	$1,620,396	$1,491,988

Principal payments
Year
2015	$24,186
2016	24,561
2017	24,561
2018	50,187
2019	386,540
2020 and thereafter	1,134,547
Total	$1,644,582